Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 378	SFr 440	SFr 374	SFr 818	SFr 740
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	87	95	102	182	135
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	7	(8)	7	(16)
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	0	0	5
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	65	85	43	150	62
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	3	4	3	7	6
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	87	98	87	185	206
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	130	146	141	276	336
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 6	SFr 5	SFr 6	11	6
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation				804	743
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				172	140
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				7	(16)
Bank | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				0	5
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				150	63
Bank | Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation				7	6
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				183	205
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				274	334
Bank | Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 11	SFr 6